SEGMENT (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss (the segment results have been recast for all periods to reflect the continuing operations of the Group):

	Six Months Ended June 30,
	2025	2024
Segment revenue	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	189	5,776
Employee-related expenses	2,775	3,730
Other research and development expenses(1)	1,107	1,759
Segment administrative expenses(2)	8,309	14,378
Other segment items(3)	(3,726)	(7,283)
Segment loss	$(8,654)	$(18,360)

(1)
Other research and development expenses include professional service fees and other R&D overhead expenses.
(2)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(3)
Other segment items include equity in loss of affiliate, interest income, change in the fair value of available-for-sale securities and put right liabilities, foreign currency exchange gains and losses, amortization and depreciation expense and other overhead expenses.